10. ROYALTY OBLIGATIONS (Details Narrative) (Arrayit Scientific Solutions, Inc., USD $)	6 Months Ended
Jun. 30, 2013
Arrayit Scientific Solutions, Inc.
Royalty Percentage	5.00%
Royalty revenues	$ 0